Pensions and post-retirement benefits - Narrative (Details) £ in Millions, $ in Millions				3 Months Ended	12 Months Ended
		Sep. 30, 2022	Jun. 12, 2020 GBP (£)	Jun. 30, 2022	Dec. 31, 2021 GBP (£) director tranche		Sep. 30, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Mar. 31, 2022 GBP (£)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 GBP (£)
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)					£ (3,568)			£ (1,523)
Surplus (deficit) in plan					3,568			1,523
Assets of benefit plan					3,879	[1]		1,814
Proceeds from maturity of financial instruments					89,342	[2]		80,895	£ 81,202
Forecast
Disclosure of net defined benefit liability (asset) [line items]
Potential decrease in capital ratio		0.30%		(0.10%)
Forecast | Disclosure of post year end balances
Disclosure of net defined benefit liability (asset) [line items]
Potential decrease in capital ratio		0.30%
Barclays PLC
Disclosure of net defined benefit liability (asset) [line items]
Net increase in debt securities in issue	[3]				4,939			3,720	2,588
Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)					31,899			33,190	30,333		$ 33,190
Benefits paid					1,309			1,406
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)					(35,467)			(34,713)	(32,093)
Benefits paid					(1,309)			(1,406)
Fair value of plan assets | Barclays PLC
Disclosure of net defined benefit liability (asset) [line items]
Equities					0			0
Bonds					£ 0			0
Director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director					6
Independent director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director					3
Member nominated director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director					3
UK | The senior notes | Financial assets at amortised cost
Disclosure of net defined benefit liability (asset) [line items]
Number of tranches | tranche					3
Notional contract amount					£ 1,250			1,250
Maturity period					5 years
UK | The senior notes | Financial assets at amortised cost | Heron Issuer Limited
Disclosure of net defined benefit liability (asset) [line items]
Notional contract amount					£ 500
UK | The senior notes | Financial assets at amortised cost | Heron Issuer Number 2 Limited
Disclosure of net defined benefit liability (asset) [line items]
Notional contract amount					750
UK | One to two year | The senior notes | Financial assets at amortised cost
Disclosure of net defined benefit liability (asset) [line items]
Proceeds from maturity of financial instruments					250
UK | Two to three year | The senior notes | Financial assets at amortised cost
Disclosure of net defined benefit liability (asset) [line items]
Proceeds from maturity of financial instruments					750
UK | Three to four year | The senior notes | Financial assets at amortised cost
Disclosure of net defined benefit liability (asset) [line items]
Proceeds from maturity of financial instruments					£ 250
Of which relates to UKRF | UK | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Percentage of fair value of scheme assets invested in liability driven investment strategies					45.00%
Section 75 contributions
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit contributions paid					£ 0			0	0
Pension defined benefit plans | Foreign countries | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)					£ 821			867
Pension defined benefit plans | Of which relates to UKRF | UK
Disclosure of net defined benefit liability (asset) [line items]
Scheme as a percentage of total retirement benefit obligations					97.00%
Net defined benefit liability (asset)					£ (3,819)			(1,807)
Surplus (deficit) in plan					3,819		£ 600	1,807
Benefits paid					1,268			1,370
Transfers out of the fund and contribution refunds					419			520
Assets of benefit plan					3,819			1,807
Deficit reduction contributions							700
Defined benefit contributions paid					955			748	1,231
Estimate of contributions expected to be paid to plan for next annual reporting period					546			959
Pension defined benefit plans | Of which relates to UKRF | UK | Disclosure of post year end balances
Disclosure of net defined benefit liability (asset) [line items]
Surplus (deficit) in plan										£ 4,400
Pension defined benefit plans | Of which relates to UKRF | UK | Deficit reduction contributions 30 September 2020 valuation [member]
Disclosure of net defined benefit liability (asset) [line items]
Surplus (deficit) in plan							£ 600
Pension defined benefit plans | Of which relates to UKRF | UK | Deficit reduction contributions under the 30 September 2019 valuation
Disclosure of net defined benefit liability (asset) [line items]
Surplus (deficit) in plan												£ (900)
Deficit reduction contributions					700
Pension defined benefit plans | Of which relates to UKRF | UK | Barclays Bank PLC
Disclosure of net defined benefit liability (asset) [line items]
Maximum funding deficit secured by collateral pool					£ 9,000
Pension defined benefit plans | Of which relates to UKRF | UK | Swaps
Disclosure of net defined benefit liability (asset) [line items]
Assets of benefit plan								5,000
Pension defined benefit plans | Of which relates to UKRF | UK | Key UKRF financial assumptions
Disclosure of net defined benefit liability (asset) [line items]
Assumption for future inflation decreases					(0.20%)
Assumption for future mortality improvements, percentage					1.50%
Pension defined benefit plans | Of which relates to UKRF | UK | 2021 | Deficit reduction contributions under the 30 September 2019 valuation
Disclosure of net defined benefit liability (asset) [line items]
Deficit reduction contributions			£ 700
Pension defined benefit plans | Of which relates to UKRF | UK | One to two year | Deficit reduction contributions under the 30 September 2019 valuation | Forecast
Disclosure of net defined benefit liability (asset) [line items]
Deficit reduction contributions					£ 294
Pension defined benefit plans | Of which relates to UKRF | UK | Two to three year | Deficit reduction contributions under the 30 September 2019 valuation | Forecast
Disclosure of net defined benefit liability (asset) [line items]
Deficit reduction contributions					£ 286
Pension defined benefit plans | Of which relates to UKRF | UK | Bottom of range | Barclays Bank PLC
Disclosure of net defined benefit liability (asset) [line items]
Percentage of funding deficit secured by collateral pool					100.00%
Pension defined benefit plans | Of which relates to UKRF | UK | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)					£ 30,859			32,108	29,304
Weighted average duration of the benefit payments reflected in defined benefit obligation, UKRF					16 years
Benefits paid					£ 1,268			1,370
Pension defined benefit plans | Of which relates to UKRF | UK | Retirement benefit obligations | Within 10 years
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid					25.00%
Pension defined benefit plans | Of which relates to UKRF | UK | Retirement benefit obligations | In years 11 to 20
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid					30.00%
Pension defined benefit plans | Of which relates to UKRF | UK | Retirement benefit obligations | In years 20 to 30
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid					25.00%
Pension defined benefit plans | Of which relates to UKRF | UK | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)					£ (34,678)			(33,915)	£ (31,362)
Benefits paid					(1,268)			(1,370)
Post-employment medical defined benefit plans | Other | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)					219			215
Defined contribution schemes | Of which relates to UKRF | UK
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period					33			35
Defined contribution schemes | BPSP | UK
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period					£ 221			£ 209

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[3]	Includes financial liabilities designated at fair value.